UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares				Value

COMMON STOCKS - 87.54%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.61%
15,628	True Religion Apparel, Inc.			$ 408,047

Communications Services, NEC - 4.89%
10,452	Neustar Inc. Class A *			486,332
95,926	Vonage Holdings Corp. *			277,226
				763,558
Computer Communications Equipment - 2.98%
22,285	Cisco Systems, Inc.			465,645

Finance Services - 6.35%
9,140	American Express Co.			616,584
31,800	Calamos Asset Management			374,286
				990,870
Fire, Marine & Casualty Insurance - 10.39%
8,324	Berkshire Hathaway, Inc. Class B *			867,361
30,888	Greenlight Capital Reinsurance, Ltd. Class-A *			755,213
				1,622,574
Footwear (No Rubber) - 2.41%
25,397	Crocs, Inc. *			376,384

Hospital & Medical Service Plans - 4.95%
5,259	Humana, Inc.			363,450
7,066	Wellcare Helathplans *			409,545
				772,995
Pharmaceutical Preparations - .85%
3,556	Herbalife Ltd.			133,172

Retail-Radio, TV & Consumer Electronics - 2.29%
809	Apple, Inc.			358,112

Semiconductors & Related Devices - 1.85%
13,247	Intel Corp.			289,248

Services-Advertising Agencies - 4.03%
21,270	Valueclick, Inc. *			628,741

Services-Business Services, NEC - 8.01%
9,261	Global Payments, Inc.			459,901
29,200	RPX Corp. *			412,012
25,144	Western Union Co.			378,166
				1,250,079
Services-Computer Integrated Systems Design - 2.30%
19,666	Quality Systems, Inc.			359,298

Services-Computer Programming, Date Processing, ETC - 6.13%
844	Google Inc. Class-A *			670,295
10,652	Mantech International Corp.			286,219
				956,514
Services-Consumer Credit Reporting, Collection Agencies - 3.19%
5,957	Dun & Bradstreet Corp.			498,303

Services-Engineering, Accounting, Research, Management - 2.21%
25,511	SAIC, Inc.			345,674

Services-Personal Services - 3.18%
33,178	Heidrick & Struggles International, Inc.			496,011

Services-Prepackaged Software - 9.71%
10,179	BMC Software, Inc. *			471,593
11,479	Computer Associates International, Inc.			289,041
26,438	Microsoft Corp.			756,259
				1,516,893
Telegraph & Other Message Communications - 3.43%
13,662	J2 Global Communications, Inc.			535,687

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.78%
10,723	AmerisouceBergen Corp.			551,699
7,926	Nu Skin Enterprises, Inc. Class-A			350,329
				902,028

TOTAL FOR COMMON STOCKS (Cost $11,113,043) - 87.54%				13,669,833

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.01% *
Shares Subject
to Put

	Euro Bund Future (GBL)
10,000	April 2013 Put @ 135.50			0

	Japan 10 Year Bond Future (JGB)
8,000,000	April 2013 Put @ 140.00			849
7,000,000	May 2013 Put @ 140.50			743

	Total (Premiums Paid $3,400) - .01%			1,592

FOREIGN CURRENCY - 0.01% *
739	Euro			947
88,286	Japanese Yen			937

TOTAL FOR FOREIGN CURRENCY (Cost $1,676) - .01%				1,884

SHORT TERM INVESTMENTS - 14.74%
2,302,132	Fidelity Institutional Money Market Portfolio 0.16% (Cost $2,302,132) **			2,302,132

TOTAL INVESTMENTS (Cost $13,420,251) - 102.31%				15,975,441

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.31%)				(360,746)

NET ASSETS - 100.00%				$ 15,614,695

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,420,251 amounted to $2,555,190, which consisted of aggregate gross unrealized appreciation of $2,658,976 and aggregate gross unrealized depreciation of $103,786.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$13,669,833	$0	$0	$13,669,833
Foreign Currency		1,884	0	0	1,884
Futures Options		1,592	0	0	1,592
Cash Equivalents		2,302,132	0	0	2,302,132
Total		$15,975,441	$0	$0	$15,975,441

Baldwin Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares				Value

COMMON STOCKS - 68.41%

Agricultural Chemicals - 4.31%
4,000	Potash Corp.			$ 157,000

Computer Storage Devices - 3.28%
5,000	EMC Corp. *			119,450

Crude Petroleum & Natural Gas - 2.73%
6,000	Petroleo Brasileiro S.A. (Brazil)			99,420

Drawing & Insulating of Nonferrous Wire - 3.66%
10,000	Corning, Inc.			133,300

Electronic Computers - 1.22%
100	Apple, Inc.			44,266

Farm Machinery & Equipment - 2.36%
1,000	John Deere & Co.			85,980

Finance Services - 3.14%
9,000	Oneida Financial Corp.			114,391

Gold & Silver Ores - 1.15%
1,000	Newmont Mining Corp.			41,890

Metal Mining - 6.61%
5,000	Cliffs Natural Resources, Inc.			95,050
4,400	Freeport McMoran Copper & Gold, Inc.			145,640
				240,690
Petroleum Refining - 9.60%
4,000	BP Plc. ADR			169,400
6,000	Suncor Energy, Inc.			180,060
				349,460
Pharmaceutical Preparations - 11.56%
3,000	Abbvie, Inc.			122,340
4,000	Eli Lilly & Co.			227,160
1,000	Novartis AG			71,240
				420,740
Retail-Variety Stores - 2.04%
700	Costco Wholesale Corp.			74,277

Semiconductors & Related Devices - 5.40%
9,000	Intel Corp.			196,515

Services-Computer Programming, Data Processing - 2.81%
4,000	Facebook, Inc. *			102,320

Services-Motion Picture & Video Tape Production - 2.08%
4,000	Dreamworks Animation SKG, Inc. *			75,840

Services-Packaged Software - 5.01%
5,000	Microsoft Corp.			143,025
500	VMWare, Inc. *			39,440
				182,465
Steel Works, Blast Furnaces Rolling Mills - 1.43%
4,000	ArcelorMittal (Luxembourg) ADR			52,120

TOTAL FOR COMMON STOCKS (Cost $2,558,626) - 68.41%				2,490,124

EXCHANGE TRADED FUNDS - 10.61%
10,000	Aberdeen Asia Pacific Fund			77,800
7,000	The Gabelli Global Gold, Natural Resources & Income Trust			88,060
2,000	iPath S&P VIX Short Term Futures ETN *			40,500
3,000	Proshares Short Dow30 *			91,980
2,000	Proshares Ultra Short S&P 500 *			87,880

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $441,324) - 10.61%				386,220

Underlying Security
Expiration Date/Exercise Price

CALL OPTIONS - .15% *
Shares Subject
to Put
	Arcelor Mittal (luxembourg)
2,000	May 2013 Call @ 15.00			220

	Intel Corp.
2,000	October 2013 Call @ 22.00			2,260

	Potash Corp.
1,500	September 2013 Call @ 40.00			2,640

	Proshares Short Dow 30
4,000	May 2013 Call @ 32.00			400

	Total (Premiums Paid $6,460) - .15%			5,520

PUT OPTIONS - 1.57% *
Shares Subject
to Put
	Abbvie, Inc.
2,000	August 2013 Put @ 35.00			900

	AOL, Inc.
1,000	July 2013 Put @ 36.00			1,850

	Arcelor Mittal (luxembourg)
4,000	June 2013 Put @ 12.00			2,200

	Best Buy Co., Inc.
5,000	September 2013 Put @ 13.00			1,600

	BP, Plc ADR
3,000	July 2013 Put @ 37.00			1,110

	Cliffs Natural Resources, Inc.
4,000	October 2013 Put @ 18.00			9,800

	Corning, Inc.
10,000	August 2013 Put @ 10.00			700

	Costfo Wholesale Corp.
700	July 2013 Put @ 98.00			840

	E. I du Pont de Nemours & Co.
2,500	July 2013 Put @ 38.00			400

	Eli Lilly & Co.
3,000	October 2013 Put @ 52.50			4,710

	EMC Corp.
4,500	July 2013 Put @ 22.00			2,385

	Facebook, Inc.
3,000	January 2014 Put @ 25.00			8,490

	Freeport McMoran Copper & Gold, Inc.
3,000	May 2013 Put @ 35.00			8,100

	Intel Corp.
7,000	October 2013 Put @ 18.00			2,590

	Johnson Controls, Inc.
5,000	July 2013 Put @26.00			250

	McDonald's Corp.
2,000	June 2013 Put @ 77.50			140

	Microsoft Corp.
5,000	July 2013 Put @ 24.00			800

	Paychex, Inc.
3,000	June 2013 Put @ 29.00			150

	Petroleo Brasileiro S.A. (Brazil)
3,000	July 2013 Put @ 16.00			2,880

	Potash Corp.
1,000	September 2013 Put @ 32.00			430
2,000	September 2013 Put @ 35.00			1,940
				2,370
	Suncor Energy, Inc.
5,000	June 2013 Put @ 29.00			4,250

	Walgreen Co.
4,000	July 2013 Put @ 32.00			520

	Waste Management, Inc.
3,000	July 2013 Put @ 28.00			0

	Total (Premiums Paid $123,138) - 1.57%			57,035

SHORT TERM INVESTMENTS - 20.13%
732,685	Fidelity Government Fund Class-I 0.01% (Cost $732,685) **			732,685

TOTAL INVESTMENTS (Cost $3,860,958) - 100.87%				3,671,584

LIABILITIES IN EXCESS OF OTHER ASSETS - (.87%)				(31,795)

NET ASSETS - 100.00%				$ 3,639,789

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Options Written
March 31, 2013 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price			Value

	Abbvie, Inc.
3,000	May 2013 Call @ 40.00			$ 3,900

	Apple, Inc.
100	April 2013 Call @ 440			760

	ArcelorMittal (Luxembourg) ADR
4,000	May 2013 Call @ 13.00			2,680

	iPath S&P 500 VIX ST Futures
1,000	April 2013 Call @ 29.00			180

	BP, Plc ADR
4,000	April 2013 Call @ 42.00			2,320

	Cliffs Natural Resources, Inc.
3,300	April 2013 Call @ 24.00			231
1,700	March 2013 Call @ 26.00			17
				248
	Corning, Inc.
10,000	April 2013 Call @ 13.00			4,500

	Costco Wholesale Corp.
700	April 2013 Call @ 103.00			2,485

	John Deere & Co.
1,000	March 2013 Call @ 87.50			10

	Dreamworks Animation SKG, Inc. *
4,000	April 2013 Call @ 20.00			800

	Eli Lilly & Co.
4,000	April 2013 Call @ 55.00			8,120

	EMC Corp.
5,000	April 2013 Call @ 25.00			600

	Facebook, Inc.
4,000	April 2013 Call @ 29.00			320

	Freeport McMoran Copper & Gold, Inc.
4,400	April 2013 Call @ 35.00			880

	Intel Corp.
9,000	October 2013 Call @ 20.00			21,060

	Microsoft Corp.
5,000	April 2013 Call @ 29.00			1,550

	Newmont Mining, Inc.
1,000	April 2013 Call @ 42.00			870

	Novartis AG
1,000	April 2013 Call @ 70.00			1,700

	Petroleo Brasileiro S.A. (Brazil)
6,000	April 2013 Call @ 18.00			600

	Potash Corp.
4,000	September 2013 Call @ 38.00			11,160

	Proshares Ultra Short S&P 500
1,000	April 2013 Call @ 52.00			80

	Proshares Short Dow 30
3,000	May 2013 Call @ 31.00			1,350

	VMWare, Inc.
500	April 2013 Call @ 77.50			1,850

	Total (Premiums Paid $63,041)			$ 68,023

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At March 31, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,017,859 amounted to $169,291, which consisted of aggregate gross unrealized appreciation of $108,509 and aggregate gross unrealized depreciation of $277,800.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 2,490,124	$0	$0	$2,490,124
Exchange Traded Funds		386,220	0	0	386,220
Call Options Purchased		5,520	0	0	5,520
Put Options Purchased		57,035	0	0	57,035
Cash Equivalents		732,685	0	0	732,685
Total		$ 3,671,584	$0	$0	$3,671,584

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 68,023	$0	$0	$68,023
Total		$ 68,023	$0	$0	$68,023

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 24, 2013

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 24, 2013